EMPLOYEE BENEFITS - Summary of Measurement Inputs for Fair Value of Shares (Detail) - 12 months ended Dec. 31, 2023	yr $ / shares	yr R$ / shares
B3 shares
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Share price (also used as strike price on Finnerty) | R$ / shares		R$ 11.21
Strike price | R$ / shares		R$ 0.01
Expected dividend yield	0.00%	0.00%
B3 shares | Bottom of range [member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Expected volatility	48.64%	48.64%
Expected term	1	1
Risk-free interest rate	11.69%	11.69%
B3 shares | Top of range [member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Expected volatility	57.70%	57.70%
Expected term	3	3
Risk-free interest rate	12.93%	12.93%
ADRs
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Share price (also used as strike price on Finnerty) | $ / shares	$ 4.49
Strike price | $ / shares	$ 0.00403
Expected dividend yield	0.00%	0.00%
ADRs | Bottom of range [member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Expected volatility	55.20%	55.20%
Expected term	1	1
Risk-free interest rate	3.68%	3.68%
ADRs | Top of range [member]
Disclosure Of Measurement Inputs For Fair Value Of Shares [line items]
Expected volatility	63.11%	63.11%
Expected term	3	3
Risk-free interest rate	4.82%	4.82%